PSF PGIM FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 94.5%
Affiliated Exchange-Traded Fund — 0.6%
PGIM AAA CLO ETF	578,250	$29,779,875
(cost $29,693,713)(wa)
Common Stocks — 61.7%
Aerospace & Defense — 1.5%
Airbus SE (France)	1,100	256,878
ATI, Inc.*(a)	12,800	1,041,152
Boeing Co. (The)*	37,600	8,115,208
Elbit Systems Ltd. (Israel)	250	127,186
General Dynamics Corp.	56,500	19,266,500
General Electric Co.	107,500	32,338,150
Howmet Aerospace, Inc.	30,700	6,024,261
L3Harris Technologies, Inc.	16,000	4,886,560
Lockheed Martin Corp.	5,900	2,945,339
Northrop Grumman Corp.	5,000	3,046,600
Rheinmetall AG (Germany)	45	105,263
Rolls-Royce Holdings PLC (United Kingdom)	29,764	478,434
Saab AB (Sweden) (Class B Stock)	1,705	104,759
Safran SA (France)	792	281,056
Singapore Technologies Engineering Ltd. (Singapore)	18,000	120,196
Thales SA (France)	86	27,186
		79,164,728
Air Freight & Logistics — 0.3%
FedEx Corp.	24,200	5,706,602
United Parcel Service, Inc. (Class B Stock)(a)	105,600	8,820,768
		14,527,370
Automobile Components — 0.1%
Aptiv PLC (United Kingdom)*	45,100	3,888,522
Bridgestone Corp. (Japan)	2,800	129,411
Cie Generale des Etablissements Michelin SCA (France)	1,336	48,114
Gentex Corp.	114,400	3,237,520
Sumitomo Electric Industries Ltd. (Japan)	4,700	133,734
		7,437,301
Automobiles — 1.5%
Bayerische Motoren Werke AG (Germany)	912	91,918
Ford Motor Co.	476,700	5,701,332
General Motors Co.	250,000	15,242,500
Harley-Davidson, Inc.(a)	34,600	965,340
Honda Motor Co. Ltd. (Japan)	12,700	131,056
Mercedes-Benz Group AG (Germany)	4,480	282,374
Suzuki Motor Corp. (Japan)	4,200	61,147
Tesla, Inc.*	121,000	53,811,120
Toyota Motor Corp. (Japan)	5,900	113,318
		76,400,105
Banks — 2.1%
ABN AMRO Bank NV (Netherlands), 144A, CVA	2,822	90,528
AIB Group PLC (Ireland)	9,305	84,831
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
ANZ Group Holdings Ltd. (Australia)	2,872	$63,065
Banco Bilbao Vizcaya Argentaria SA (Spain)	15,379	296,348
Banco Santander SA (Spain)	19,673	206,455
Bank Hapoalim BM (Israel)	1,060	21,547
Bank of America Corp.	262,900	13,563,011
Barclays PLC (United Kingdom)	26,560	136,660
BNP Paribas SA (France)	2,000	182,926
BOC Hong Kong Holdings Ltd. (China)	32,500	152,255
CaixaBank SA (Spain)	7,048	74,440
Citigroup, Inc.	57,600	5,846,400
Commonwealth Bank of Australia (Australia)	1,046	115,514
Credit Agricole SA (France)	5,950	117,251
DBS Group Holdings Ltd. (Singapore)	8,150	323,211
HSBC Holdings PLC (United Kingdom)	31,095	438,847
ING Groep NV (Netherlands)	8,614	225,823
Intesa Sanpaolo SpA (Italy)	46,829	309,969
JPMorgan Chase & Co.	146,594	46,240,145
Lloyds Banking Group PLC (United Kingdom)	38,841	43,952
Mitsubishi UFJ Financial Group, Inc. (Japan)	11,300	182,285
Mizuho Financial Group, Inc. (Japan)	3,900	131,102
National Australia Bank Ltd. (Australia)	3,565	103,997
NatWest Group PLC (United Kingdom)	30,301	214,027
Nordea Bank Abp (Finland)	9,639	158,694
PNC Financial Services Group, Inc. (The)	94,800	19,048,164
Regions Financial Corp.	109,600	2,890,152
Resona Holdings, Inc. (Japan)	5,300	54,046
Societe Generale SA (France)	2,187	145,602
Standard Chartered PLC (United Kingdom)	5,469	106,140
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,200	90,025
Svenska Handelsbanken AB (Sweden) (Class A Stock)	2,026	26,435
Swedbank AB (Sweden) (Class A Stock)	2,355	71,087
UniCredit SpA (Italy)	3,361	255,756
Wells Fargo & Co.	225,100	18,867,882
Westpac Banking Corp. (Australia)	1,700	43,800
Zions Bancorp NA	26,000	1,471,080
		112,393,452
Beverages — 0.5%
Anheuser-Busch InBev SA/NV (Belgium)	2,313	138,263
Celsius Holdings, Inc.*	130,400	7,496,696
Coca-Cola Co. (The)	105,800	7,016,656
Coca-Cola HBC AG (Italy)*	135	6,369
Diageo PLC (United Kingdom)	560	13,400
Keurig Dr. Pepper, Inc.	225,500	5,752,505
Monster Beverage Corp.*	73,800	4,967,478
		25,391,367
A1

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology — 1.1%
AbbVie, Inc.	98,000	$22,690,920
Amgen, Inc.	31,200	8,804,640
Argenx SE (Netherlands)*	147	108,611
Biogen, Inc.*	17,400	2,437,392
CSL Ltd.	796	104,711
Genus PLC (United Kingdom)	228	7,301
Gilead Sciences, Inc.	174,400	19,358,400
Swedish Orphan Biovitrum AB (Sweden)*	2,274	69,512
Vertex Pharmaceuticals, Inc.*	8,300	3,250,612
		56,832,099
Broadline Retail — 2.2%
Amazon.com, Inc.*	476,400	104,603,148
B&M European Value Retail SA (United Kingdom)	4,280	15,099
eBay, Inc.	86,400	7,858,080
Harvey Norman Holdings Ltd. (Australia)	3,400	16,585
Macy’s, Inc.	105,000	1,882,650
Next PLC (United Kingdom)	661	110,191
Ollie’s Bargain Outlet Holdings, Inc.*	7,600	975,840
Prosus NV (China)*	5,365	379,386
Sea Ltd. (Singapore), ADR*	1,300	232,349
		116,073,328
Building Products — 0.4%
Armstrong World Industries, Inc.	73,800	14,465,538
Belimo Holding AG (Switzerland)	10	10,517
Carrier Global Corp.(a)	77,500	4,626,750
ROCKWOOL A/S (Denmark) (Class B Stock)	730	27,216
		19,130,021
Capital Markets — 2.3%
3i Group PLC (United Kingdom)	3,971	218,893
Amundi SA (France), 144A	1,984	157,677
Bank of New York Mellon Corp. (The)	140,800	15,341,568
Charles Schwab Corp. (The)	70,600	6,740,182
Deutsche Bank AG (Germany)	6,202	219,649
Franklin Resources, Inc.	59,400	1,373,922
Futu Holdings Ltd. (Hong Kong), ADR	100	17,391
Goldman Sachs Group, Inc. (The)	2,000	1,592,700
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,200	68,125
Houlihan Lokey, Inc.	4,800	985,536
Invesco Ltd.	421,300	9,664,622
Janus Henderson Group PLC	125,500	5,586,005
MarketAxess Holdings, Inc.	20,000	3,485,000
Morgan Stanley	117,600	18,693,696
Nasdaq, Inc.	174,800	15,461,060
Nomura Holdings, Inc. (Japan)	900	6,596
Northern Trust Corp.	62,400	8,399,040
Plus500 Ltd. (Israel)	405	17,553
Raymond James Financial, Inc.(a)	76,300	13,169,380
Robinhood Markets, Inc. (Class A Stock)*	8,400	1,202,712
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
S&P Global, Inc.	27,200	$13,238,512
SBI Holdings, Inc. (Japan)	4,900	213,334
Singapore Exchange Ltd. (Singapore)	13,200	169,453
UBS Group AG (Switzerland)	7,783	319,987
Virtu Financial, Inc. (Class A Stock)	78,300	2,779,650
		119,122,243
Chemicals — 0.6%
Arkema SA (France)	110	6,975
Asahi Kasei Corp. (Japan)	9,600	75,453
Corteva, Inc.	14,500	980,635
DuPont de Nemours, Inc.	113,000	8,802,700
Eastman Chemical Co.	150,200	9,470,110
Evonik Industries AG (Germany)	888	15,441
International Flavors & Fragrances, Inc.	19,000	1,169,260
Linde PLC	20,400	9,690,000
Yara International ASA (Brazil)	5,238	191,994
		30,402,568
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	7,593	124,583
Cintas Corp.	10,100	2,073,126
Republic Services, Inc.	5,800	1,330,984
Securitas AB (Sweden) (Class B Stock)	504	7,597
Veralto Corp.	56,600	6,034,126
		9,570,416
Communications Equipment — 0.7%
Arista Networks, Inc.*	85,400	12,443,634
Cisco Systems, Inc.	334,000	22,852,280
Nokia OYJ (Finland)	33,719	162,148
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	18,778	155,595
		35,613,657
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain)	1,264	101,320
Bouygues SA (France)	923	41,631
Eiffage SA (France)	1,074	137,599
Skanska AB (Sweden) (Class B Stock)	650	16,871
Taisei Corp. (Japan)	700	48,102
Vinci SA (France)	1,124	156,204
		501,727
Construction Materials — 0.1%
Heidelberg Materials AG (Germany)	536	121,161
Martin Marietta Materials, Inc.	4,500	2,836,260
		2,957,421
Consumer Finance — 0.2%
Capital One Financial Corp.	42,100	8,949,618
OneMain Holdings, Inc.(a)	17,100	965,466
Synchrony Financial	41,600	2,955,680
		12,870,764

A2

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.1%
Carrefour SA (France)	5,064	$76,744
Coles Group Ltd. (Australia)	523	8,050
Costco Wholesale Corp.	25,100	23,233,313
Dollar Tree, Inc.*	29,700	2,802,789
Koninklijke Ahold Delhaize NV (Netherlands)	6,113	247,360
Kroger Co. (The)	86,400	5,824,224
Target Corp.	99,600	8,934,120
Tesco PLC (United Kingdom)	26,144	156,699
Walmart, Inc.	154,300	15,902,158
		57,185,457
Distributors — 0.1%
LKQ Corp.(a)	151,300	4,620,702
Diversified Consumer Services — 0.1%
ADT, Inc.	728,400	6,344,364
G8 Education Ltd. (Australia)	21,800	12,194
		6,356,558
Diversified REITs — 0.0%
Covivio SA (France)	1,060	71,443
Stockland (Australia)	5,905	23,881
		95,324
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	317,600	8,969,024
Deutsche Telekom AG (Germany)	10,560	359,774
GCI Liberty, Inc. (Class A Stock)*^	343	—
Koninklijke KPN NV (Netherlands)	19,968	95,837
NOS SGPS SA (Portugal)	1,728	7,908
Telia Co. AB (Sweden)	19,030	72,599
Verizon Communications, Inc.	156,788	6,890,833
		16,395,975
Electric Utilities — 1.0%
Acciona SA (Spain)	84	16,879
American Electric Power Co., Inc.(a)	139,200	15,660,000
Chubu Electric Power Co., Inc. (Japan)	4,800	66,662
Constellation Energy Corp.	26,900	8,851,983
Duke Energy Corp.	8,000	990,000
Enel SpA (Italy)	34,763	329,433
FirstEnergy Corp.	99,400	4,554,508
Fortum OYJ (Finland)	884	16,779
Iberdrola SA (Spain)	5,800	109,790
NextEra Energy, Inc.	63,200	4,770,968
NRG Energy, Inc.	60,700	9,830,365
Southern Co. (The)	90,000	8,529,300
		53,726,667
Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	5,502	398,143
Eaton Corp. PLC	33,000	12,350,250
Emerson Electric Co.(a)	11,600	1,521,688
Fuji Electric Co. Ltd. (Japan)	300	20,110
Fujikura Ltd. (Japan)	2,100	205,416
GE Vernova, Inc.	23,600	14,511,640
Legrand SA (France)	1,726	286,794
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Mabuchi Motor Co. Ltd. (Japan)	1,600	$27,989
Mitsubishi Electric Corp. (Japan)	2,000	51,367
Rockwell Automation, Inc.	13,000	4,543,890
Schneider Electric SE	163	45,880
Sensata Technologies Holding PLC	52,500	1,603,875
Siemens Energy AG (Germany)*	1,915	225,164
		35,792,206
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	102,800	12,721,500
Codan Ltd. (Australia)	1,664	32,482
Halma PLC (United Kingdom)	4,929	229,449
Kyocera Corp. (Japan)	1,600	21,494
Meiko Electronics Co. Ltd. (Japan)	600	39,847
Vontier Corp.	146,600	6,152,802
Zebra Technologies Corp. (Class A Stock)*	13,400	3,981,944
		23,179,518
Energy Equipment & Services — 0.0%
Schlumberger NV	29,100	1,000,167
Entertainment — 0.8%
Anycolor, Inc. (Japan)	500	19,048
Netflix, Inc.*	22,700	27,215,484
Nintendo Co. Ltd. (Japan)	700	60,563
Spotify Technology SA*	100	69,800
Toho Co. Ltd. (Japan)	1,200	77,140
Walt Disney Co. (The)	129,500	14,827,750
Warner Bros Discovery, Inc.*	88,400	1,726,452
		43,996,237
Financial Services — 2.4%
Berkshire Hathaway, Inc. (Class B Stock)*	90,050	45,271,737
Edenred SE (France)	2,358	56,155
Fidelity National Information Services, Inc.	80,000	5,275,200
Helia Group Ltd. (Australia)	4,500	17,168
Industrivarden AB (Sweden) (Class A Stock)	188	7,469
M&G PLC (United Kingdom)	6,806	23,211
Mastercard, Inc. (Class A Stock)	72,300	41,124,963
ORIX Corp. (Japan)	9,400	246,712
PayPal Holdings, Inc.*	114,500	7,678,370
Visa, Inc. (Class A Stock)	75,000	25,603,500
		125,304,485
Food Products — 0.4%
Conagra Brands, Inc.	609,400	11,158,114
General Mills, Inc.	56,400	2,843,688
Ingredion, Inc.	43,200	5,275,152
Nestle SA	4,283	393,330
WH Group Ltd. (Hong Kong), 144A	173,000	187,351
		19,857,635
Gas Utilities — 0.0%
Osaka Gas Co. Ltd. (Japan)	1,100	31,860

A3

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
Tokyo Gas Co. Ltd. (Japan)	2,700	$96,008
		127,868
Ground Transportation — 0.6%
Uber Technologies, Inc.*	103,000	10,090,910
Union Pacific Corp.	92,000	21,746,040
		31,836,950
Health Care Equipment & Supplies — 1.1%
Boston Scientific Corp.*	41,700	4,071,171
DENTSPLY SIRONA, Inc.(a)	134,300	1,704,267
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	4,000	85,910
Hoya Corp. (Japan)	600	82,963
IDEXX Laboratories, Inc.*	14,500	9,263,905
Insulet Corp.*	15,500	4,785,315
Intuitive Surgical, Inc.*	24,700	11,046,581
Medtronic PLC	191,600	18,247,984
Smith & Nephew PLC (United Kingdom)	12,400	224,903
STERIS PLC	39,200	9,699,648
		59,212,647
Health Care Providers & Services — 1.1%
Ambea AB (Sweden), 144A	2,031	29,288
Cardinal Health, Inc.(a)	6,000	941,760
Centene Corp.*	336,000	11,988,480
Cigna Group (The)	47,900	13,807,175
CVS Health Corp.	65,300	4,922,967
Elevance Health, Inc.	31,800	10,275,216
Fresenius Medical Care AG (Germany)	3,312	174,998
McKesson Corp.	8,700	6,721,098
Sonic Healthcare Ltd. (Australia)	5,843	82,760
Tenet Healthcare Corp.*	15,500	3,147,120
UnitedHealth Group, Inc.	22,100	7,631,130
		59,721,992
Health Care REITs — 0.3%
Healthpeak Properties, Inc.	166,100	3,180,815
Welltower, Inc.	57,300	10,207,422
		13,388,237
Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	138	28,096
Hotels, Restaurants & Leisure — 1.1%
Aramark(a)	41,600	1,597,440
Aristocrat Leisure Ltd. (Australia)	1,375	63,653
Booking Holdings, Inc.	4,600	24,836,642
Darden Restaurants, Inc.	17,900	3,407,444
DoorDash, Inc. (Class A Stock)*	4,600	1,251,154
Food & Life Cos. Ltd. (Japan)	1,700	88,750
Galaxy Entertainment Group Ltd. (Macau)	19,000	104,469
Hiday Hidaka Corp. (Japan)	600	14,517
McDonald’s Corp.	49,600	15,072,944
Monogatari Corp. (The) (Japan)	600	17,293
Royal Caribbean Cruises Ltd.(a)	11,000	3,559,380
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Sodexo SA (France)	570	$35,964
Travel + Leisure Co.	26,000	1,546,740
Viking Holdings Ltd.*	25,000	1,554,000
Yum! Brands, Inc.	18,100	2,751,200
Zensho Holdings Co. Ltd. (Japan)	300	19,598
		55,921,188
Household Durables — 0.1%
De’ Longhi SpA (Italy)	192	6,963
Leggett & Platt, Inc.	130,000	1,154,400
Panasonic Holdings Corp. (Japan)	13,200	143,274
PulteGroup, Inc.	15,500	2,048,015
Sekisui House Ltd. (Japan)	800	18,194
Sony Group Corp. (Japan)	11,400	327,712
		3,698,558
Household Products — 0.5%
Colgate-Palmolive Co.	222,600	17,794,644
Essity AB (Sweden) (Class B Stock)	6,950	181,667
Henkel AG & Co. KGaA (Germany)	144	10,689
Kimberly-Clark Corp.(a)	8,000	994,720
Procter & Gamble Co. (The)	38,105	5,854,833
Reckitt Benckiser Group PLC (United Kingdom)	922	70,996
		24,907,549
Independent Power & Renewable Electricity Producers — 0.0%
RWE AG (Germany)	672	29,890
Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd. (United Kingdom)	6,500	42,705
Hitachi Ltd. (Japan)	3,100	82,129
Honeywell International, Inc.	58,700	12,356,350
Sekisui Chemical Co. Ltd. (Japan)	1,700	31,648
Siemens AG (Germany)	1,582	427,105
		12,939,937
Industrial REITs — 0.2%
Prologis, Inc.	98,200	11,245,864
Insurance — 1.3%
Admiral Group PLC (United Kingdom)	2,094	94,509
Aegon Ltd. (Netherlands)	11,623	93,705
AIA Group Ltd. (Hong Kong)	8,800	84,339
Allianz SE (Germany)	515	216,674
Allstate Corp. (The)	53,300	11,440,845
American International Group, Inc.	100,000	7,854,000
AXA SA (France)	7,181	344,365
Chubb Ltd.	66,800	18,854,300
Marsh & McLennan Cos., Inc.	56,200	11,325,986
MetLife, Inc.	185,700	15,296,109
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	56	35,754
NN Group NV (Netherlands)	2,618	184,615
Phoenix Group Holdings PLC (United Kingdom)	8,627	74,857
Poste Italiane SpA (Italy), 144A	819	19,468

A4

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Prudential PLC (Hong Kong)	7,520	$105,278
QBE Insurance Group Ltd. (Australia)	7,281	99,082
Sony Financial Group, Inc. (Japan)*	11,400	12,642
Swiss Re AG	792	147,096
Talanx AG (Germany)	1,216	162,126
Tokio Marine Holdings, Inc. (Japan)	200	8,465
Unipol Assicurazioni SpA (Italy)	6,240	134,145
Zurich Insurance Group AG (Switzerland)	133	95,066
		66,683,426
Interactive Media & Services — 4.6%
Alphabet, Inc. (Class A Stock)	331,700	80,636,270
Alphabet, Inc. (Class C Stock)	270,040	65,768,242
Meta Platforms, Inc. (Class A Stock)	125,950	92,495,161
REA Group Ltd. (Australia)	54	8,258
Scout24 SE (Germany), 144A	646	81,045
		238,988,976
IT Services — 0.7%
Accenture PLC (Ireland) (Class A Stock)	60,800	14,993,280
Akamai Technologies, Inc.*	41,600	3,151,616
Capgemini SE (France)	816	119,036
Cognizant Technology Solutions Corp. (Class A Stock)	231,700	15,540,119
DTS Corp. (Japan)	800	7,078
Fujitsu Ltd. (Japan)	2,900	68,029
Gartner, Inc.*	9,000	2,365,830
NEC Corp. (Japan)	7,800	249,671
Obic Co. Ltd. (Japan)	1,000	34,853
Otsuka Corp. (Japan)	5,700	118,983
Simplex Holdings, Inc. (Japan)	1,600	46,956
TIS, Inc. (Japan)	500	16,493
		36,711,944
Leisure Products — 0.1%
Hasbro, Inc.	45,200	3,428,420
Technogym SpA (Italy), 144A	407	6,911
		3,435,331
Life Sciences Tools & Services — 0.4%
Danaher Corp.	42,300	8,386,398
Lonza Group AG (Switzerland)	160	106,982
QIAGEN NV	572	25,513
Thermo Fisher Scientific, Inc.	17,700	8,584,854
West Pharmaceutical Services, Inc.	9,800	2,570,834
		19,674,581
Machinery — 0.9%
Allison Transmission Holdings, Inc.	133,300	11,314,504
Atlas Copco AB (Sweden) (Class B Stock)	2,517	37,875
Caterpillar, Inc.	5,900	2,815,185
Crane Co.	42,600	7,844,364
Daifuku Co. Ltd. (Japan)	5,700	182,423
Deere & Co.	20,200	9,236,652
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Epiroc AB (Sweden) (Class B Stock)	550	$10,405
Komatsu Ltd. (Japan)	1,700	59,223
Makita Corp. (Japan)	200	6,482
Mitsubishi Heavy Industries Ltd. (Japan)	3,000	78,507
Parker-Hannifin Corp.	18,400	13,949,960
Sandvik AB (Sweden)	1,532	42,797
Schindler Holding AG (Switzerland)	35	12,665
Tsugami Corp. (Japan)	700	11,254
Wartsila OYJ Abp (Finland)	7,740	232,159
Xylem, Inc.	6,800	1,003,000
Yangzijiang Shipbuilding Holdings Ltd. (China)	9,400	24,593
		46,862,048
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	4	7,846
AP Moller - Maersk A/S (Denmark) (Class B Stock)	18	35,384
Kawasaki Kisen Kaisha Ltd. (Japan)	2,700	38,391
Kirby Corp.*	11,900	993,055
Mitsui OSK Lines Ltd. (Japan)	1,600	48,575
Nippon Yusen KK (Japan)	3,500	119,438
SITC International Holdings Co. Ltd. (China)	20,000	76,999
		1,319,688
Media — 0.3%
Comcast Corp. (Class A Stock)	454,400	14,277,248
Publicis Groupe SA (France)	399	38,397
WPP PLC (United Kingdom)	21,500	107,171
		14,422,816
Metals & Mining — 0.4%
ArcelorMittal SA (Luxembourg)	4,658	168,042
BHP Group Ltd. (Australia)	10,661	297,817
BlueScope Steel Ltd. (Australia)	6,798	102,112
Boliden AB (Sweden)*	1,734	70,779
Evolution Mining Ltd. (Australia)	2,619	18,670
Fortescue Ltd. (Australia)	6,542	81,019
Freeport-McMoRan, Inc.	223,200	8,753,904
Fresnillo PLC (Mexico)	5,130	163,640
Newmont Corp.(a)	49,800	4,198,638
Norsk Hydro ASA (Norway)	2,958	20,112
Nucor Corp.	34,800	4,712,964
Rio Tinto Ltd. (Australia)	576	46,462
Rio Tinto PLC (Australia)	1,971	129,894
		18,764,053
Multi-Utilities — 0.4%
Ameren Corp.	52,200	5,448,636
CMS Energy Corp.	93,400	6,842,484
DTE Energy Co.	56,800	8,033,224
E.ON SE (Germany)	3,793	71,443
Engie SA (France)	10,890	234,097

A5

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
NiSource, Inc.	38,600	$1,671,380
		22,301,264
Office REITs — 0.0%
Nippon Building Fund, Inc. (Japan)	20	18,872
Vornado Realty Trust(a)	35,800	1,450,974
		1,469,846
Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	82,700	12,842,483
ConocoPhillips	163,500	15,465,465
ENEOS Holdings, Inc. (Japan)	15,400	97,531
EOG Resources, Inc.	84,800	9,507,776
Equinor ASA (Norway)	3,216	78,426
Exxon Mobil Corp.	346,400	39,056,600
Friedrich Vorwerk Group SE (Germany)	392	37,847
Inpex Corp. (Japan)	12,600	226,872
Marathon Petroleum Corp.	6,000	1,156,440
Phillips 66	25,500	3,468,510
Shell PLC	11,068	394,475
TotalEnergies SE (France)	4,905	298,757
Williams Cos., Inc. (The)	88,900	5,631,815
Woodside Energy Group Ltd. (Australia)	2,880	43,491
		88,306,488
Passenger Airlines — 0.0%
International Consolidated Airlines Group SA (United Kingdom)	39,991	209,291
Qantas Airways Ltd. (Australia)	20,538	148,403
Ryanair Holdings PLC (Italy)	2,975	86,937
		444,631
Personal Care Products — 0.0%
MTG Co. Ltd. (Japan)	1,100	34,547
Unilever PLC (United Kingdom)	4,063	240,159
		274,706
Pharmaceuticals — 1.9%
AstraZeneca PLC (United Kingdom)	1,299	199,008
Bristol-Myers Squibb Co.	141,600	6,386,160
Eli Lilly & Co.	38,000	28,994,000
Galderma Group AG (Switzerland)	1,339	236,736
GSK PLC	6,421	137,872
Hikma Pharmaceuticals PLC (United Kingdom)	1,038	23,828
Johnson & Johnson	83,448	15,472,928
Merck & Co., Inc.	238,600	20,025,698
Novartis AG	4,842	622,577
Novo Nordisk A/S (Denmark) (Class B Stock)	1,676	93,322
Orion OYJ (Finland) (Class B Stock)	2,493	191,396
Otsuka Holdings Co. Ltd. (Japan)	3,200	170,658
Perrigo Co. PLC(a)	105,000	2,338,350
Pfizer, Inc.	760,500	19,377,540
Roche Holding AG	1,692	563,408
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Sandoz Group AG (Switzerland)	1,044	$62,267
Sanofi SA	1,930	182,759
Takeda Pharmaceutical Co. Ltd. (Japan)	4,500	132,167
UCB SA (Belgium)	42	11,724
Zoetis, Inc.	16,400	2,399,648
		97,622,046
Professional Services — 0.3%
Automatic Data Processing, Inc.(a)	32,300	9,480,050
Clarivate PLC*(a)	760,800	2,913,864
Computershare Ltd. (Australia)	4,995	120,009
Concentrix Corp.(a)	69,100	3,188,965
JAC Recruitment Co. Ltd. (Japan)	4,500	32,920
Jacobs Solutions, Inc.	6,400	959,104
ManpowerGroup, Inc.	33,600	1,273,440
Recruit Holdings Co. Ltd. (Japan)	1,500	80,646
Teleperformance SE (France)	894	66,776
		18,115,774
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	59,300	9,343,308
Daito Trust Construction Co. Ltd. (Japan)	2,500	54,853
Daiwa House Industry Co. Ltd. (Japan)	300	10,775
Mitsui Fudosan Co. Ltd. (Japan)	1,300	14,152
Sumitomo Realty & Development Co. Ltd. (Japan)	800	35,287
Swiss Prime Site AG (Switzerland)	156	21,854
Vonovia SE (Germany)	364	11,376
		9,491,605
Residential REITs — 0.1%
Camden Property Trust	40,000	4,271,200
Retail REITs — 0.0%
Klepierre SA (France)	682	26,625
Realty Income Corp.	33,900	2,060,781
Scentre Group (Australia)	7,020	18,936
Vicinity Ltd. (Australia)	74,101	123,453
		2,229,795
Semiconductors & Semiconductor Equipment — 8.4%
Advanced Micro Devices, Inc.*	45,200	7,312,908
Advantest Corp. (Japan)	2,000	197,885
Analog Devices, Inc.	76,100	18,697,770
ASML Holding NV (Netherlands)	659	642,648
Astera Labs, Inc.*	15,400	3,015,320
Broadcom, Inc.	304,200	100,358,622
Disco Corp. (Japan)	100	31,354
Infineon Technologies AG (Germany)	1,837	72,066
Lam Research Corp.	190,700	25,534,730
Micron Technology, Inc.	90,400	15,125,728
Nova Ltd. (Israel)*	131	41,658
NVIDIA Corp.	1,395,700	260,409,706
QUALCOMM, Inc.(a)	41,300	6,870,668
Renesas Electronics Corp. (Japan)	6,500	74,784
SCREEN Holdings Co. Ltd. (Japan)	1,000	90,612

A6

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Tokyo Electron Ltd. (Japan)	100	$17,727
		438,494,186
Software — 7.0%
Adobe, Inc.*	37,350	13,175,213
AppLovin Corp. (Class A Stock)*	12,700	9,125,458
Autodesk, Inc.*	12,800	4,066,176
Cadence Design Systems, Inc.*	47,800	16,790,228
Check Point Software Technologies Ltd. (Israel)*	100	20,691
Cybozu, Inc. (Japan)	1,400	32,323
Elastic NV*	70,000	5,914,300
Gen Digital, Inc.	44,600	1,266,194
Intuit, Inc.	14,200	9,697,322
Microsoft Corp.	447,100	231,575,445
Monday.com Ltd.*	200	38,738
Nice Ltd. (Israel)*	755	109,373
Oracle Corp.	74,000	20,811,760
Palantir Technologies, Inc. (Class A Stock)*	113,100	20,631,702
Salesforce, Inc.	72,500	17,182,500
SAP SE (Germany)	1,013	271,248
ServiceNow, Inc.*	15,100	13,896,228
Trend Micro, Inc. (Japan)	800	43,786
		364,648,685
Specialized REITs — 0.4%
American Tower Corp.	5,800	1,115,456
Crown Castle, Inc.	52,800	5,094,672
Equinix, Inc.	2,000	1,566,480
Extra Space Storage, Inc.	8,000	1,127,520
Public Storage	32,800	9,474,280
		18,378,408
Specialty Retail — 1.2%
Avolta AG (Switzerland)*	1,241	67,763
CarMax, Inc.*	50,800	2,279,396
Clas Ohlson AB (Sweden) (Class B Stock)	1,331	52,321
Five Below, Inc.*	33,200	5,136,040
Home Depot, Inc. (The)	44,500	18,030,955
JD Sports Fashion PLC (United Kingdom)	19,949	25,681
Kingfisher PLC (United Kingdom)	50,839	211,784
Lowe’s Cos., Inc.	74,900	18,823,119
TJX Cos., Inc. (The)	111,500	16,116,210
Ulta Beauty, Inc.*(a)	3,900	2,132,325
Valvoline, Inc.*	27,200	976,752
		63,852,346
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	860,900	219,210,967
Logitech International SA (Switzerland)	164	18,040
Western Digital Corp.	22,100	2,653,326
		221,882,333
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp. (Japan)	5,000	$130,838
LVMH Moet Hennessy Louis Vuitton SE (France)	234	143,999
OVS SpA (Italy), 144A	3,278	16,168
Pandora A/S (Denmark)	415	54,260
Tapestry, Inc.	50,800	5,751,576
		6,096,841
Tobacco — 0.5%
Altria Group, Inc.	280,200	18,510,012
British American Tobacco PLC (United Kingdom)	3,965	210,888
Imperial Brands PLC (United Kingdom)	5,659	240,402
Japan Tobacco, Inc. (Japan)	4,200	137,748
Philip Morris International, Inc.	40,000	6,488,000
Scandinavian Tobacco Group A/S (Denmark), 144A	1,175	16,217
		25,603,267
Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)	800	96,800
ITOCHU Corp. (Japan)	500	28,449
Marubeni Corp. (Japan)	2,300	57,390
Mitsubishi Corp. (Japan)	9,400	224,091
Mitsui & Co. Ltd. (Japan)	2,700	67,044
Sumitomo Corp. (Japan)	6,800	196,744
Toyota Tsusho Corp. (Japan)	8,200	226,995
WESCO International, Inc.	29,600	6,260,400
		7,157,913
Water Utilities — 0.0%
United Utilities Group PLC (United Kingdom)	6,870	106,133
Wireless Telecommunication Services — 0.2%
SoftBank Group Corp. (Japan)	1,800	227,125
Tele2 AB (Sweden) (Class B Stock)	9,696	165,400
T-Mobile US, Inc.	45,200	10,819,976
Vodafone Group PLC (United Kingdom)	16,474	19,158
		11,231,659

Total Common Stocks (cost $1,829,816,100)		3,227,800,263
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	87	8,104
Volkswagen AG (Germany) (PRFC)	335	36,310
		44,414
Banks — 0.0%
Citigroup Capital XIII, 10.942%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	22,000	663,740

A7

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,765	$142,412

Total Preferred Stocks (cost $729,272)		850,566
Unaffiliated Exchange-Traded Fund — 0.0%
iShares MSCI EAFE ETF(a)	588	54,901
(cost $28,543)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 7.3%
Automobiles — 1.8%
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C
1.010%	01/19/27	341	339,063
Series 2021-02, Class D
1.290%	06/18/27	10	9,909
Series 2021-03, Class C
1.410%	08/18/27	1,060	1,047,916
Series 2023-01, Class C
5.800%	12/18/28	2,100	2,139,775
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	802	806,696
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-02A, Class A, 144A
1.660%	02/20/28	3,700	3,593,043
Series 2022-01A, Class A, 144A
3.830%	08/21/28	4,200	4,175,484
Series 2023-01A, Class A, 144A
5.250%	04/20/29	4,353	4,452,062
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,800	1,815,222
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,800	1,861,629
Series 2024-03A, Class A, 144A
5.230%	12/20/30	600	618,591
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	1,111	1,130,451
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	419	426,070
CarMax Auto Owner Trust,
Series 2021-04, Class C
1.380%	07/15/27	800	794,495
Series 2022-02, Class C
4.260%	12/15/27	25	24,976
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	880	891,288
Enterprise Fleet Financing LLC,
Series 2025-03, Class A2, 144A
4.500%	04/20/28	1,600	1,608,655
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Ford Credit Auto Owner Trust,
Series 2021-02, Class B, 144A
1.910%	05/15/34	500	$487,084
Series 2023-01, Class A, 144A
4.850%	08/15/35	4,100	4,172,263
Series 2023-02, Class A, 144A
5.280%	02/15/36	2,900	2,992,178
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	4,400	4,505,631
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	9,000	9,233,433
Series 2025-02, Class A, 144A
4.370%(cc)	02/15/38	8,361	8,408,564
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	194,866
Series 2024-01, Class A, 144A
4.980%	12/11/36	900	923,583
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A
4.730%	11/15/29	3,500	3,549,291
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	125	125,199
Series 2021-01A, Class B, 144A
1.260%	07/14/28	2,600	2,581,540
Series 2023-01A, Class A, 144A
5.410%	11/14/29	4,700	4,740,386
Series 2025-01A, Class A, 144A
5.360%	04/16/35	4,900	5,057,390
Santander Drive Auto Receivables Trust,
Series 2023-01, Class C
5.090%	05/15/30	800	805,751
Series 2023-03, Class C
5.770%	11/15/30	1,500	1,527,779
Series 2023-04, Class C
6.040%	12/15/31	2,600	2,670,808
Series 2023-06, Class B
5.980%	04/16/29	700	711,432
Series 2023-06, Class C
6.400%	03/17/31	300	310,113
Series 2024-02, Class C
5.840%	06/17/30	500	511,526
Series 2024-04, Class C
4.950%	04/15/30	3,000	3,027,022
Series 2025-03, Class C
4.680%	09/15/31	2,800	2,815,618
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	300	307,700
Series 2023-01A, Class C, 144A
5.970%	02/20/31	500	514,593
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A
4.650%	05/25/38	4,000	4,076,408

A8

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38		1,789	$1,802,611
Series 2024-01A, Class A1, 144A
5.490%	02/18/39		1,775	1,796,379
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		197	196,997
				93,781,470
Collateralized Loan Obligations — 4.4%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.855%(c)	04/20/37		11,250	11,296,125
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.748%(c)	07/15/37		8,500	8,538,221
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)
3.745%(c)	01/22/38	EUR	3,250	3,816,336
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.945%(c)	04/20/37		11,250	11,288,609
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.750%(c)	01/25/35		700	700,852
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.626%(c)	04/15/31	EUR	2,994	3,492,371
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.579%(c)	07/15/30		1,452	1,453,885
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.016%(c)	10/15/35	EUR	5,000	5,857,513
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)
5.935%(c)	04/20/37		6,250	6,271,006
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.945%(c)	04/20/37		7,000	7,023,443
Elmwood CLO Ltd. (Cayman Islands),
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.424%(c)	04/17/38		9,000	9,002,700
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.605%(c)	04/26/31		443	$442,591
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.274%(c)	10/19/38	EUR	8,500	9,970,612
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
3.678%(c)	01/26/38	EUR	14,500	17,036,009
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.848%(c)	04/15/37		11,000	11,055,276
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
3.626%(c)	05/15/37	EUR	11,000	12,951,827
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)
3.369%(c)	04/15/38	EUR	8,000	9,400,665
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.945%(c)	04/20/37		8,000	8,026,811
Penta CLO DAC (Ireland),
Series 2017-03A, Class A1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.292%(c)	10/17/38	EUR	6,500	7,635,145
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.415%(c)	06/20/34		5,500	5,508,529
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.872%(c)	04/17/37		10,000	10,037,922
Rockford Tower Europe CLO DAC (Ireland),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.326%(c)	07/15/38	EUR	8,000	9,388,690
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.645%(c)	01/26/31		852	852,702
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)
5.375%(c)	04/20/34		8,500	8,504,303
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.400%(c)	04/24/38		8,000	8,010,376
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.512%(c)	10/15/38	EUR	9,000	10,603,827

A9

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.195%(c)	01/20/36		11,000	$11,029,903
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
2.929%(c)	07/25/34	EUR	4,500	5,277,994
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.515%(c)	01/20/37		5,000	5,009,696
Venture CLO Ltd. (Cayman Islands),
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
5.709%(c)	04/15/34		10,000	10,012,000
				229,495,939
Consumer Loans — 0.4%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29		1,400	1,406,387
Series 2024-X02, Class A, 144A
5.220%	12/17/29		985	986,214
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33		4,600	4,636,818
GreenSky Home Improvement Issuer Trust,
Series 2025-02A, Class A2, 144A
4.930%	06/25/60		998	1,001,538
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,778	2,730,400
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.132%(c)	06/16/36		2,800	2,805,043
Series 2022-02A, Class A, 144A
4.890%	10/14/34		558	558,579
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		5,400	5,521,292
				19,646,271
Credit Cards — 0.2%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.153%(c)	03/15/32	GBP	5,400	7,319,107
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
4.873%(c)	07/15/32	GBP	2,100	2,836,375
				10,155,482
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Equipment — 0.1%
Barings Equipment Finance LLC,
Series 2025-A, Class A3, 144A
4.820%	08/13/32		2,900	$2,959,290
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		42	41,942
Series 2019-B, Class A5, 144A
2.290%	11/12/41		2,093	2,072,007
				5,073,239
Home Equity Loans — 0.3%
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%(cc)	01/26/60		2,785	2,806,820
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.589%(c)	02/25/55		2,220	2,219,640
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		601	606,855
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44		1,359	1,381,417
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44		1,721	1,739,374
Series 2025-CES06, Class A1A, 144A
5.472%(cc)	06/25/55		3,736	3,773,541
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63		445	452,075
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		125	126,018
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		246	248,714
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64		1,834	1,857,240
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64		1,448	1,449,054
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55		1,804	1,820,940
				18,481,688
Other — 0.0%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		743	690,455
Residential Mortgage-Backed Securities — 0.0%
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.127%(c)	03/15/26^	EUR	696	617,058
				617,059

A10

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	264	$261,109
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	424	405,892
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
5.001%(c)	05/25/70	965	953,081
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	222	220,039
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	317	311,616
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	551	531,967
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	41	40,532
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	743	719,031
			3,443,267

Total Asset-Backed Securities (cost $373,523,226)			381,384,870
Commercial Mortgage-Backed Securities — 3.3%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A3, 144A
2.168%	10/15/54	8,000	7,533,666
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,465	6,396,201
Series 2019-BN22, Class A3
2.726%	11/15/62	5,400	5,108,320
Series 2020-BN25, Class A4
2.399%	01/15/63	6,700	6,233,240
Series 2021-BN35, Class A3
1.717%	06/15/64	4,900	4,409,698
BANK5,
Series 2024-05YR10, Class A3
5.302%	10/15/57	8,000	8,244,726
Series 2024-05YR12, Class A3
5.902%(cc)	12/15/57	6,540	6,885,832
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	5,368,385
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
6.424%(c)	11/15/34	10	150
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)
6.405%(c)	10/15/37	20	19,994
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	4,671	4,633,974
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-B08, Class A4
3.963%	01/15/52	8,200	$8,116,045
Series 2021-B24, Class A3
2.010%	03/15/54	2,900	2,691,200
Series 2023-B38, Class A3
5.793%	04/15/56	5,000	5,256,589
Series 2023-B39, Class A2
6.792%(cc)	07/15/56	5,000	5,200,807
Series 2024-V07, Class A3
6.228%(cc)	05/15/56	5,250	5,550,557
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,620	4,871,270
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A3
2.944%	05/10/49	4,531	4,507,146
Series 2016-GC37, Class A3
3.050%	04/10/49	2,303	2,296,369
Series 2017-P07, Class A3
3.442%	04/14/50	4,869	4,818,945
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.469%(cc)	03/25/26	11,540	44,713
Series K068, Class A1
2.952%	02/25/27	2	2,135
GS Mortgage Securities Trust,
Series 2016-GS03, Class A3
2.592%	10/10/49	4,591	4,543,836
Series 2016-GS04, Class A3
3.178%	11/10/49	4,164	4,118,319
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	9,909
Series 2020-GSA02, Class A4
1.721%	12/12/53	6,000	5,364,966
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month SOFR + 1.465% (Cap N/A, Floor 1.351%)
5.615%(c)	04/15/38	2,400	2,400,000
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	3,000	2,956,074
Series 2016-UB11, Class A3
2.531%	08/15/49	10,156	10,014,345
Series 2018-H04, Class A3
4.043%	12/15/51	1,678	1,656,668
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	4,858	4,728,495
Series 2018-C09, Class A3
3.854%	03/15/51	2,189	2,159,848
Series 2018-C14, Class A3
4.180%	12/15/51	3,027	3,023,340
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	7,926	7,876,878

A11

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C38, Class A4
3.190%	07/15/50	4,079	$4,018,746
Series 2018-C48, Class A4
4.037%	01/15/52	6,649	6,609,249
Series 2019-C53, Class A3
2.787%	10/15/52	2,500	2,362,131
Series 2020-C58, Class A3
1.810%	07/15/53	6,905	6,231,184
Series 2024-5C2, Class A3
5.920%(cc)	11/15/57	7,575	7,976,440

Total Commercial Mortgage-Backed Securities (cost $177,801,048)			174,240,390
Corporate Bonds — 9.6%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	5,600	5,558,146
2.750%	02/01/26	1,380	1,371,541
3.300%	03/01/35	2,900	2,498,069
3.550%	03/01/38	1,296	1,075,382
3.900%	05/01/49	2,570	1,935,390
			12,438,528
Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,045	1,585,611
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	5,140	4,908,302
3.557%	08/15/27	105	103,845
4.390%	08/15/37	1,675	1,529,968
6.343%	08/02/30	550	592,832
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,500	1,507,704
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN
5.500%	02/01/30	1,800	1,865,780
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	5,150	5,322,378
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	930	967,166
			18,383,586
Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	2	2,289
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,628	1,601,586
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	18	$16,422
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	905	916,175
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	20	18,354
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	840	838,539
4.625%	04/15/29	165	162,550
			3,555,915
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	725	662,931
Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	190,119
2.900%	02/10/29	1,095	1,014,468
3.375%	11/13/25	325	324,375
5.800%	03/08/29	775	786,569
5.875%	11/07/29	2,440	2,482,412
7.350%	03/06/30	1,255	1,343,132
General Motors Co.,
Sr. Unsec’d. Notes
5.200%	04/01/45	1,035	931,035
6.600%	04/01/36	760	819,690
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	10/15/28	3,340	3,159,795
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.300%	03/19/27	3,085	3,127,534
Sr. Unsec’d. Notes, 144A, MTN
5.300%	01/08/30	2,490	2,557,202
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.250%	03/22/29	2,690	2,747,017
			19,483,348
Auto Parts & Equipment — 0.0%
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	100	100,868
Sr. Unsec’d. Notes, 144A
6.250%	08/15/33	60	61,337
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	650	650,856
			813,061

A12

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 2.5%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	1,000	$1,034,573
Bank of America Corp.,
Sr. Unsec’d. Notes
5.080%(ff)	01/20/27	25	25,047
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	2,600	2,321,035
1.922%(ff)	10/24/31	7,385	6,555,976
2.496%(ff)	02/13/31	3,135	2,900,985
3.824%(ff)	01/20/28	955	950,636
4.271%(ff)	07/23/29	510	511,553
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	2,550	2,520,365
Sub. Notes, MTN
4.450%	03/03/26	8,455	8,458,661
Bank of America NA,
Sub. Notes
6.000%	10/15/36	410	444,755
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.942%(ff)	09/10/30	1,180	1,197,581
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.159%(ff)	09/15/29	975	914,590
3.132%(ff)	01/20/33	1,505	1,369,281
Capital One NA,
Sr. Unsec’d. Notes
4.250%	03/13/26	970	969,819
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	800	799,965
5.875%	04/30/29	800	842,835
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,260	1,135,650
3.887%(ff)	01/10/28	35	34,867
4.650%	07/23/48	785	700,595
Sub. Notes
4.450%	09/29/27	5,975	5,999,011
4.600%	03/09/26	10	10,014
6.020%(ff)	01/24/36	3,900	4,089,516
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	2,080	2,162,744
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26	440	438,237
5.373%(ff)	01/10/29	800	816,811
Sub. Notes
3.729%(ff)	01/14/32	3,380	3,161,261
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32	4,510	4,056,073
3.102%(ff)	02/24/33	2,730	2,504,147
3.814%(ff)	04/23/29	540	535,281
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.850%	01/26/27	2,920	$2,912,450
5.727%(ff)	04/25/30	4,315	4,514,164
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44	5	4,640
Sub. Notes
6.750%	10/01/37	104	116,444
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.730%(c)	01/01/26(oo)	1,045	1,049,233
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	4,560	4,031,035
3.782%(ff)	02/01/28	695	691,907
3.882%(ff)	07/24/38	20	18,009
3.964%(ff)	11/15/48	3,250	2,655,989
4.005%(ff)	04/23/29	2,170	2,163,377
4.452%(ff)	12/05/29	3,350	3,375,582
5.299%(ff)	07/24/29	2,740	2,821,837
Sub. Notes
2.956%(ff)	05/13/31	15	14,066
5.576%(ff)	07/23/36	495	513,553
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	765	830,040
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27	25	24,293
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29	2,760	2,829,551
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29	6,225	6,357,246
5.449%(ff)	07/20/29	1,975	2,040,381
6.407%(ff)	11/01/29	3,030	3,218,824
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	2,020	1,783,591
4.431%(ff)	01/23/30	515	517,460
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33	2,465	2,242,625
3.591%(cc)	07/22/28	1,255	1,241,774
Sub. Notes, GMTN
4.350%	09/08/26	3,825	3,831,961
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.758%(ff)	01/26/27	35	35,037
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	4,400	4,372,889
Sr. Non-Preferred Notes, 144A, MTN
6.100%(ff)	04/13/33	740	780,475
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	10	9,007
7.161%(ff)	10/30/29	1,190	1,289,082
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	885	816,841

A13

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.194%(ff)	04/01/31	450	$444,496
4.282%	01/09/28	465	464,715
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.211%(ff)	12/03/35(a)	3,220	3,290,251
5.389%(ff)	04/24/34	1,500	1,558,533
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	4,175	3,880,002
5.557%(ff)	07/25/34	3,130	3,287,652
5.574%(ff)	07/25/29	3,660	3,792,871
			131,283,747
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	584	542,885
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	25	24,344
8.000%	11/15/39	1,285	1,643,777
8.200%	01/15/39	250	322,845
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	1,015	894,745
			3,428,596
Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	40	36,493
Building Materials — 0.1%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/35(a)	1,470	1,488,702
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	2,120	2,179,704
Owens Corning,
Sr. Unsec’d. Notes
3.500%	02/15/30	269	259,631
3.875%	06/01/30	290	283,449
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	1,110	1,150,062
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	760	728,846
4.750%	01/15/28	700	694,241
			6,784,635
Chemicals — 0.1%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	5	4,995
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42		95	$77,471
9.400%	05/15/39		155	202,358
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.725%	11/15/28		2,580	2,601,023
5.419%	11/15/48		255	252,223
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.100%	04/30/30		1,065	1,115,587
6.750%	05/02/34		1,888	2,055,560
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28		670	666,858
				6,976,075
Commercial Services — 0.1%
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		745	774,279
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	693	811,074
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		456	383,910
7.000%	10/15/37		380	443,158
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44		5	4,312
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,500	1,072,792
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50		20	12,672
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30		10	9,450
TR Finance LLC (Canada),
Gtd. Notes
3.350%	05/15/26		5	4,965
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26		5	4,992
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	301,070
4.875%	01/15/28(a)		1,065	1,062,301
5.250%	01/15/30(a)		235	236,478
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52(a)		1,170	943,933
				6,065,386

A14

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30	15	$13,548
Diversified Financial Services — 0.3%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.543%(ff)	01/17/31(a)	755	770,237
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	4,985	4,950,522
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27	20	19,849
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
5.875%	07/21/28	2,600	2,706,593
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	2,055	1,843,658
6.070%	07/12/28(a)	3,355	3,510,851
			13,801,710
Electric — 0.9%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28(a)	525	497,207
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,910	2,888,364
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	620	495,020
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	8,461
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	11,568
5.950%	05/15/37	305	329,117
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31(a)	1,250	1,190,663
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	671,542
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,400	1,379,168
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	1,253,642
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31(a)	3,255	2,873,599
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	$225,746
Duke Energy Carolinas LLC,
First Mortgage
4.950%	01/15/33	767	789,362
6.050%	04/15/38	550	596,211
First Ref. Mortgage
4.000%	09/30/42	570	483,610
6.000%	01/15/38	2,390	2,585,210
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	696,931
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.500%	07/12/31	2,140	1,910,446
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	905	930,829
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	211	217,022
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	1,310	1,322,723
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	4,892
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	24,893
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	900	919,823
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33(a)	2,840	2,938,974
5.950%	10/01/33	215	234,765
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	158,048
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	462,254
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	8,608
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	25	22,092
4.900%	02/28/28	3,800	3,866,819
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,206,526

A15

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	75	$69,330
3.875%	02/15/32	200	184,429
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	320	318,176
2.450%	12/02/27	1,395	1,337,267
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	10	9,616
3.950%	12/01/47	2,000	1,497,045
4.950%	07/01/50	1,345	1,158,754
PacifiCorp,
First Mortgage
5.350%	12/01/53	3,010	2,779,082
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	714,030
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	1,005	546,822
3.700%	05/01/28	1,280	1,272,423
4.900%	12/15/32	1,050	1,074,425
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	572,172
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	710	622,846
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,400	1,134,650
Southern California Edison Co.,
First Mortgage
5.300%	03/01/28	1,670	1,702,400
First Ref. Mortgage
4.000%	04/01/47	580	437,834
First Ref. Mortgage, Series C
3.600%	02/01/45	860	626,492
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	725	724,099
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	432,532
			48,418,559
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes, 144A
6.000%	08/01/33	135	138,069
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	919	900,620
4.250%	10/31/26	882	879,072
5.500%	07/31/47	800	694,000
			2,611,761
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	600	$617,242
Environmental Control — 0.0%
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.750%	10/15/33	515	519,624
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	20	18,521
			538,145
Foods — 0.2%
B&G Foods, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	09/15/28	825	799,818
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
6.050%	01/15/29	1,265	1,321,925
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.750%	04/01/33	1,325	1,381,954
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	275	264,122
4.375%	01/31/32	850	803,191
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	660	472,844
5.200%	03/01/35(a)	4,315	4,409,240
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	1,870	1,712,431
			11,165,525
Gas — 0.1%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
5.843%	01/10/35	1,495	1,580,550
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	915	794,879
3.490%	05/15/27	1,425	1,411,723
3.600%	05/01/30	1,270	1,230,186
3.950%	03/30/48	15	11,927
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	30	30,791
			5,060,056
Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	18,833

A16

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	675	$651,373
			670,206
Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	515	565,672
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	4,790
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	5	4,440
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	20,418
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30	5	4,626
5.318%	12/01/34	4,270	4,346,111
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	390	351,622
4.650%	01/15/43	15	13,445
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	20	16,675
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	20	19,826
4.375%	03/15/42	10	8,568
Gtd. Notes, MTN
7.750%	07/15/36	450	527,280
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29	15	14,657
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	12,158
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	940	788,013
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	20	14,720
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	765	715,828
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/34(a)	2,240	2,266,017
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	1,732	1,779,235
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	625	$608,042
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	4,226
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	10	9,061
3.250%	05/15/51(a)	1,000	681,514
4.500%	04/15/33	255	252,181
5.200%	04/15/63	2,840	2,600,167
5.500%	04/15/64	1,680	1,611,318
5.750%	07/15/64	945	941,789
			18,182,399
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	575	614,962
Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31	575	540,036
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	525	531,346
			1,071,382
Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/30	130	131,129
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	220	218,039
6.625%	05/15/32	115	113,487
			331,526
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	30	28,727
Aon Global Ltd.,
Gtd. Notes
3.875%	12/15/25	5	4,991
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	50	39,267
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
4.400%	04/05/52	35	28,931
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33	3,785	4,018,591

A17

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,215	$929,594
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	772	828,634
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50	410	322,961
5.000%	03/30/43	200	182,543
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	9,063
4.350%	01/30/47	5	4,279
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	660	750,194
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	20	18,114
4.625%	09/15/42	130	118,870
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	575	477,437
6.850%	12/16/39	124	141,926
			7,904,122
Iron/Steel — 0.0%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	565	590,572
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	375	382,420
7.375%	05/01/33(a)	250	255,162
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	10	9,347
			1,237,501
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	555	566,633
5.000%	10/15/27	15	15,262
5.250%	10/15/35	2,695	2,720,003
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	2,335	2,162,845
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28(a)	288	294,052
			5,758,795
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.150%	09/15/27	25	$25,121
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	125	124,218
5.500%	05/01/26	625	624,999
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	2,870	2,669,592
6.484%	10/23/45	1,021	1,008,532
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	5,275	4,704,635
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	640	513,672
5.500%	09/01/41	360	329,656
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	50	49,460
			10,024,764
Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.300%	02/21/35	515	535,756
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	1,280	1,335,329
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30(a)	400	414,359
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35	695	715,923
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	3,050	2,713,830
			5,715,197
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	1,430	1,464,349
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,810	1,775,375
Oil & Gas — 0.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	755	689,829

A18

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	2,412	$2,324,161
4.000%	01/15/31	770	741,621
5.125%	10/01/34	585	573,491
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	24,934
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	18,721
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29	1,560	1,594,959
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	714	659,229
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	9,721
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.625%	11/01/30	150	155,264
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	289,100
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	637	652,734
8.625%	01/19/29	2,105	2,285,398
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.000%	07/15/32	3,880	3,969,675
5.350%	01/15/36	4,310	4,426,246
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/27	50	50,995
7.500%	06/01/30	50	55,152
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32	500	491,532
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	440	433,618
6.250%	04/15/32	500	481,591
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	510	510,918
4.875%	04/03/28	530	538,962
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31(a)	2,146	2,080,547
6.490%	01/23/27	471	475,710
6.500%	03/13/27	330	333,878
6.625%	06/15/38	35	31,688
6.700%	02/16/32	1,065	1,055,681
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	600	$583,392
2.250%	07/12/31	820	736,426
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	1,015	1,115,496
			27,390,669
Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	425	385,779
6.000%	06/15/29	1,150	1,177,087
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	5,135	5,090,729
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	125	126,748
Smurfit Westrock Financing DAC (Ireland),
Gtd. Notes
5.418%	01/15/35	500	514,084
			7,294,427
Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	10	9,887
4.050%	11/21/39	250	223,698
4.550%	03/15/35	2,190	2,155,974
4.700%	05/14/45	735	674,450
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	685	684,166
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	20	18,758
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	14,838
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	50	47,924
4.780%	03/25/38	3,750	3,516,038
5.300%	12/05/43	245	229,232
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.550%	10/15/32	5,050	5,087,608
4.875%	02/27/53	340	317,172
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	685	560,754
5.400%	11/29/43	845	732,285

A19

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	900	$869,583
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	690	573,948
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	470	358,190
			16,074,505
Pipelines — 0.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	450	450,019
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,625	1,521,636
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	2,690	2,751,814
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	65	56,892
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	10	10,288
Sr. Unsec’d. Notes
4.950%	06/15/28	1,115	1,134,128
5.550%	05/15/34	1,495	1,534,527
6.100%	02/15/42	25	25,500
6.125%	12/15/45	180	181,561
6.250%	04/15/49	1,900	1,917,659
6.400%	12/01/30	480	520,178
6.550%	12/01/33	1,265	1,384,742
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42	715	773,544
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51(a)	2,260	1,589,264
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	595	546,301
4.000%	03/15/28	1,385	1,377,952
4.700%	04/15/48	135	113,050
5.200%	03/01/47	40	35,963
5.500%	02/15/49	272	253,261
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	3,725	3,715,160
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	158,554
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	5,205	$4,916,120
4.500%	03/15/50	85	69,428
6.050%	09/01/33	2,160	2,290,249
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	14,897
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	755	717,592
4.900%	09/15/30	2,140	2,173,857
6.125%	03/15/33	1,895	2,016,656
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	110,170
4.125%	08/15/31	90	84,985
6.250%	01/15/30	650	677,932
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	109,006
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,000	902,955
5.100%	09/15/45	500	462,949
5.150%	03/15/34	510	518,275
5.600%	03/15/35	1,615	1,677,129
8.750%	03/15/32	1,130	1,371,494
			38,165,687
Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	1,815	1,535,450
2.950%	03/15/34	480	414,561
5.250%	05/15/36	2,445	2,459,715
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26	30	29,267
3.600%	01/15/28	5,420	5,353,357
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	5	4,979
4.050%	07/01/30	5	4,905
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	1,345	1,141,481
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.900%	03/15/27	10	9,807
3.700%	06/15/26	10	9,960
4.750%	05/15/47	5	4,399
Essex Portfolio LP,
Gtd. Notes
3.000%	01/15/30	5	4,735

A20

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Healthpeak OP LLC,
Gtd. Notes
2.125%	12/01/28	5	$4,680
2.875%	01/15/31	5	4,606
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	3,480	3,222,003
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	950	697,201
5.000%	10/15/27	400	387,584
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	5	4,862
Public Storage Operating Co.,
Gtd. Notes
1.950%	11/09/28	10	9,402
2.250%	11/09/31	1,288	1,140,197
Realty Income Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/25	20	19,999
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	3,000	2,713,638
			19,176,788
Retail — 0.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	525	512,525
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	770	670,428
3.125%	04/21/26	5	4,969
3.750%	06/01/27	15	14,916
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	275	257,261
3.875%	10/01/31	250	227,559
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	50	49,022
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/33	30	30,691
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	5	4,374
			1,771,745
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes
4.900%	07/15/32	1,795	1,835,755
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	320	277,034
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
3.187%	11/15/36	4,445	$3,794,515
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes
2.650%	02/15/32	25	22,203
3.150%	05/01/27	5	4,924
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	25	22,958
3.250%	05/20/27	12	11,897
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	15	13,550
			5,982,836
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	9,932
5.450%	03/02/28	2,560	2,632,008
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	4,765
3.800%	12/15/26	15	14,944
			2,661,649
Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	8,790	7,693,764
2.550%	12/01/33	576	490,656
3.500%	09/15/53	850	587,340
3.650%	09/15/59	160	109,402
4.500%	05/15/35	545	525,855
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29	100	94,785
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.200%	08/15/32	6,890	7,097,322
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32(a)	4,030	3,800,766
4.500%	03/15/42	60	52,174
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	380	408,695
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	1,385	1,257,596
3.875%	04/15/30	8,000	7,842,098
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	1,510	1,324,264
2.550%	03/21/31	1,074	976,414
2.650%	11/20/40	1,634	1,181,805

A21

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Unsec’d. Notes, 144A
5.401%	07/02/37	533	$541,498
			33,984,434
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	10	8,523
6.700%	08/01/28	670	715,820
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
1.750%	12/02/26	10	9,731
2.875%	11/15/29	5	4,745
3.500%	05/01/50	20	14,668
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	789,503
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	150	156,464
			1,699,454

Total Corporate Bonds (cost $507,061,365)			501,247,869
Municipal Bonds — 0.2%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	240	238,817
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	1,401,241
Taxable, Revenue Bonds, Series S
3.176%	04/01/41	25	20,192
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	1,484,160
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	475	555,975
7.625%	03/01/40	220	266,245
7.550%	04/01/39	245	296,142
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	4,548
			4,028,503
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	695,484
Florida — 0.0%
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	10,460
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Florida (cont’d.)
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	$32,948
			43,408
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	15,227
Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,148,557
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,290,310
New York — 0.0%
Empire State Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	30	25,354
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	450,512
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	543,818
Texas — 0.0%
Central Texas Regional Mobility Authority,
Taxable, Revenue Bonds, Series E
3.167%	01/01/41	15	12,265
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds
2.843%	11/01/46	15	10,922
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	25	20,527
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	21,660
			65,374
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	376,866
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	14,145

Total Municipal Bonds (cost $8,387,842)			8,936,375

A22

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 1.0%
Angel Oak Mortgage Trust,
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	11	$9,393
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
5.111%(cc)	02/25/35	65	63,267
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	3,423	3,413,531
Chase Home Lending Mortgage Trust,
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	454	407,325
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
6.522%(cc)	02/25/37	27	27,347
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	2,047	2,032,621
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
9.170%(cc)	09/25/62	517	518,615
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.356%(c)	12/25/41	2	1,493
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
6.256%(c)	12/25/41	1,260	1,277,527
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
6.656%(c)	01/25/43	6	6,274
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.856%(c)	10/25/43	291	291,603
Series 2025-R04, Class 1A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.356%(c)	05/25/45	1,557	1,558,768
Series 2025-R05, Class 2A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.356%(c)	07/25/45	2,920	2,924,945
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	502	484,648
Fannie Mae Interest Strips,
Series 430, Class C56, IO
3.000%	08/25/52	773	141,763
Fannie Mae REMIC,
Series 2020-024, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
1.579%(c)	04/25/50	909	122,001
Series 2020-073, Class ID, IO, 30 Day Average SOFR x (1) + 5.136% (Cap 5.250%, Floor 0.000%)
0.780%(c)	05/25/40	11,193	939,734
Series 2020-101, Class AI, IO
3.500%	01/25/51	3,870	731,437
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.594%(c)	08/25/52	2,122	$237,993
Series 2025-06, Class FC, 30 Day Average SOFR + 1.600% (Cap 6.000%, Floor 1.600%)
5.956%(c)	02/25/55	1,360	1,371,108
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	07/25/55	9,733	9,896,865
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.006%(c)	01/25/34	87	87,573
Series 2021-DNA07, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
5.206%(c)	11/25/41	3	2,891
Series 2022-DNA05, Class M1A, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
7.306%(c)	06/25/42	9	9,409
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.456%(c)	03/25/42	3	3,400
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	305	296,318
Series 4978, Class MI, IO
4.000%	05/25/40	731	110,108
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	3,262	98,476
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	354	9,383
Series 5251, Class PO, PO
2.277%(s)	08/25/52	2,018	1,389,049
Series 5281, Class AY
2.500%	08/25/52	811	666,833
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	06/25/55	6,136	6,239,266
Freddie Mac Strips,
Series 405, Class C20, IO
4.000%	05/25/53	4,055	891,158
Series 406, Class PO, PO
1.203%(s)	10/25/53	3,183	2,720,424
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.000%(c)	09/20/48	1,313	37,155
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.000%(c)	10/20/48	1,708	52,578
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49	3,997	46,883

A23

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49		2,718	$58,979
Series 2020-126, Class BI, IO
3.000%	08/20/50		2,087	351,691
Series 2021-114, Class TI, IO
3.000%	06/20/51		2,763	353,710
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50		520	249
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		915	23,026
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		3,895	92,756
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		1,275	35,647
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		1,048	34,316
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52		2,303	52,030
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		818	19,265
Series 2022-093, Class IO, IO
3.000%	08/20/51		9,022	974,581
Series 2022-125, Class CS, IO, 30 Day Average SOFR x (1) + 5.990% (Cap 5.990%, Floor 0.000%)
1.601%(c)	07/20/52		967	79,515
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52		4,759	98,881
Series 2022-129, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		10,640	254,399
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		1,746	44,901
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		1,821	34,561
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
6.193%(cc)	07/25/35		7	6,946
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50		5	4,696
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.993%(c)	01/24/63	EUR	1,211	1,422,914
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
5.892%(cc)	10/25/66		264	$263,695
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,606	1,471,267
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.022%(c)	01/25/48		136	133,308
OBX Trust,
Series 2025-NQM10, Class A1, 144A
5.453%(cc)	05/25/65		1,550	1,566,075
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		1,520	1,458,152
PRPM LLC,
Series 2024-RPL04, Class A1, 144A
4.000%(cc)	12/25/54		3,105	3,037,866
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.708%(c)	06/24/71	EUR	322	378,517
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
6.336%(cc)	02/25/34		25	24,304
Towd Point Mortgage Trust,
Series 2020-04, Class A1, 144A
1.750%	10/25/60		518	471,534

Total Residential Mortgage-Backed Securities (cost $50,692,640)				51,866,943
Sovereign Bonds — 0.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		710	644,148
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.375%	09/26/30		1,640	1,687,581
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		3,317	3,423,144
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.875%	05/13/37		2,625	2,833,688
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		2,422	2,422,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50(a)		475	358,334
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		453	417,779

A24

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds(continued)
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	20	$19,736
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	20	19,929
Republic of Poland Government International Bond (Poland),
Bonds, Series 10Y
5.375%	02/12/35	2,565	2,657,870
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.750%	09/16/30	5,840	5,949,500
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28	2,745	2,801,430

Total Sovereign Bonds (cost $22,754,298)			23,235,139
U.S. Government Agency Obligations — 9.4%
Federal Home Loan Bank
5.500%	07/15/36	960	1,049,727
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	3,561	2,738,971
2.000%	01/01/32	231	220,186
2.000%	06/01/40	872	767,923
2.000%	10/01/40	1,310	1,150,992
2.000%	09/01/50	2,739	2,230,711
2.000%	03/01/51	1,443	1,172,879
2.000%	04/01/51	90	73,075
2.000%	05/01/51	1,470	1,194,221
2.000%	07/01/51	4,633	3,761,651
2.000%	09/01/51	399	326,552
2.500%	03/01/30	84	81,832
2.500%	10/01/32	244	234,639
2.500%	10/01/35	1,945	1,848,402
2.500%	01/01/51	1,322	1,125,846
2.500%	03/01/51	850	724,798
2.500%	04/01/51	6,836	5,808,994
2.500%	05/01/51	3,871	3,268,113
2.500%	08/01/51	398	338,030
2.500%	10/01/51	2,900	2,480,584
2.500%	12/01/51	2,763	2,340,961
2.500%	04/01/52	2,329	1,977,476
3.000%	10/01/28	44	43,600
3.000%	06/01/29	136	133,521
3.000%	03/01/32	219	213,192
3.000%	01/01/37	140	132,541
3.000%	01/01/43	329	302,599
3.000%	07/01/43	663	609,946
3.000%	09/01/46	1,891	1,710,731
3.000%	12/01/46	5,547	5,018,837
3.000%	01/01/47	1,695	1,533,258
3.000%	02/01/50	1,431	1,271,988
3.000%	07/01/51	831	732,017
3.000%	02/01/52	412	366,275
3.000%	06/01/52	2,636	2,317,646
3.500%	06/01/37	98	95,423
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	03/01/42	155	$147,876
3.500%	06/01/42	109	102,997
3.500%	01/01/47	278	260,385
3.500%	02/01/47	379	354,235
3.500%	03/01/48	3,971	3,705,710
3.500%	04/01/52	2,387	2,189,390
3.500%	09/01/52	4,795	4,382,333
4.000%	06/01/26	11	10,846
4.000%	09/01/26	6	5,582
4.000%	09/01/37	274	269,947
4.000%	10/01/39	257	252,513
4.000%	12/01/40	115	112,605
4.000%	10/01/41	94	91,331
4.000%	01/01/42	41	39,665
4.000%	10/01/45	127	122,582
4.000%	04/01/52	1,008	963,056
4.500%	09/01/39	75	75,713
4.500%	10/01/39	432	434,807
4.500%	12/01/39	145	145,869
4.500%	10/01/46	75	74,643
4.500%	12/01/47	327	323,769
4.500%	07/01/52	6,120	5,958,395
4.500%	07/01/53	995	969,404
5.000%	05/01/34	6	6,585
5.000%	05/01/34	70	71,132
5.000%	08/01/35	7	7,141
5.000%	09/01/35	15	15,239
5.000%	10/01/36	12	12,441
5.000%	05/01/37	7	7,227
5.000%	07/01/37	133	136,808
5.000%	09/01/38	18	18,364
5.000%	09/01/38	19	19,179
5.000%	09/01/38	21	21,923
5.000%	02/01/39	7	7,353
5.000%	06/01/39	21	22,018
5.000%	05/01/40	3,849	3,889,388
5.000%	10/01/52	394	392,369
5.000%	11/01/52	1,228	1,225,197
5.000%	11/01/53	547	543,824
5.000%	10/01/54	2,594	2,573,766
5.000%	11/01/54	19,567	19,414,642
5.500%	04/01/34	211	216,950
5.500%	06/01/34	27	26,990
5.500%	06/01/34	43	43,570
5.500%	05/01/37	17	17,604
5.500%	02/01/38	130	135,468
5.500%	05/01/38	24	24,542
5.500%	07/01/38	128	132,785
5.500%	02/01/53	12,250	12,393,547
5.500%	04/01/54	5,666	5,714,872
5.500%	11/01/54	1,232	1,243,121
6.000%	03/01/32	65	67,577
6.000%	12/01/33	17	17,412
6.000%	07/01/36	2	1,689
6.000%	12/01/36	3	2,919
6.000%	05/01/37	4	4,276
6.000%	12/01/37	8	8,490

A25

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	01/01/38	1	$1,420
6.000%	01/01/38	3	3,395
6.000%	01/01/38	67	70,987
6.000%	10/01/38	30	31,363
6.000%	08/01/39	13	13,991
6.000%	12/01/52	373	383,357
6.750%	03/15/31	455	519,937
7.000%	01/01/31	3	3,206
7.000%	06/01/31	2	1,799
7.000%	09/01/31	1	744
7.000%	10/01/31	11	11,618
7.000%	10/01/32	10	10,504
Federal National Mortgage Assoc.
1.500%	01/01/36	2,169	1,951,878
1.500%	02/01/42	400	336,808
1.500%	10/01/50	335	257,819
1.500%	11/01/50	3,612	2,778,337
1.500%	12/01/50	4,055	3,116,696
1.500%	01/01/51	1,761	1,353,717
1.500%	03/01/51	856	658,096
2.000%	03/01/31	860	822,801
2.000%	08/01/31	346	330,148
2.000%	01/01/32	1,810	1,718,310
2.000%	02/01/41	1,776	1,536,165
2.000%	05/01/41(k)	4,022	3,501,102
2.000%	08/01/50	967	785,339
2.000%	10/01/50	9,082	7,392,660
2.000%	12/01/50	35	28,562
2.000%	01/01/51	1,654	1,345,240
2.000%	02/01/51	12,725	10,331,191
2.000%	03/01/51	3,236	2,629,494
2.000%	04/01/51	3,403	2,755,296
2.000%	05/01/51(k)	21,823	17,724,874
2.000%	08/01/51	3,183	2,583,891
2.500%	07/01/32	742	713,241
2.500%	08/01/32	839	808,152
2.500%	09/01/32	801	771,159
2.500%	07/01/35	2,734	2,621,848
2.500%	11/01/36	4,123	3,902,564
2.500%	10/01/37	810	764,627
2.500%	10/01/43	399	358,603
2.500%	12/01/46	746	647,124
2.500%	03/01/50	579	493,824
2.500%	08/01/50	2,501	2,129,249
2.500%	12/01/50	239	204,916
2.500%	12/01/50	3,149	2,672,162
2.500%	02/01/51	2,032	1,722,524
2.500%	02/01/51	2,498	2,116,208
2.500%	04/01/51	2,973	2,522,839
2.500%	08/01/51	781	662,458
2.500%	09/01/51	2,477	2,102,571
2.500%	10/01/51	857	726,262
2.500%	12/01/51	7,137	6,107,453
2.500%	02/01/52	387	330,849
2.500%	05/01/52	759	649,795
3.000%	02/01/27	97	95,998
3.000%	08/01/30	218	213,463
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	05/01/35	2,081	$2,003,887
3.000%	07/01/36	1,277	1,229,918
3.000%	11/01/36	583	552,053
3.000%	12/01/42	368	338,537
3.000%	12/01/42	491	451,591
3.000%	03/01/43	90	82,460
3.000%	11/01/46	91	82,619
3.000%	01/01/47	736	664,746
3.000%	02/01/47	527	476,035
3.000%	03/01/47	412	372,446
3.000%	11/01/49	402	357,391
3.000%	12/01/49	247	220,359
3.000%	12/01/49	348	309,682
3.000%	01/01/50	399	351,221
3.000%	02/01/50	352	314,726
3.000%	02/01/50	4,353	3,869,844
3.000%	03/01/50	303	269,094
3.000%	05/01/51	706	620,400
3.000%	12/01/51	4,314	3,830,093
3.000%	12/01/51	13,987	12,431,049
3.000%	03/01/52	836	736,606
3.000%	03/01/52	1,509	1,340,623
3.000%	05/01/52	2,155	1,897,493
3.500%	07/01/31	145	143,958
3.500%	11/01/32	110	108,829
3.500%	02/01/33	233	230,400
3.500%	05/01/33	321	316,649
3.500%	06/01/39	224	214,661
3.500%	01/01/42	1,681	1,599,827
3.500%	05/01/42	815	772,877
3.500%	07/01/42	333	314,312
3.500%	08/01/42	118	111,772
3.500%	08/01/42	277	262,337
3.500%	09/01/42	354	333,895
3.500%	09/01/42	612	577,602
3.500%	11/01/42	172	162,864
3.500%	03/01/43	1,166	1,099,903
3.500%	04/01/43	188	177,592
3.500%	04/01/43	419	394,744
3.500%	07/01/43	88	82,765
3.500%	06/01/45	1,598	1,502,500
3.500%	07/01/46	203	189,404
3.500%	11/01/46	389	363,456
3.500%	09/01/47	378	352,931
3.500%	01/01/48	3,937	3,666,958
3.500%	05/01/48	358	332,491
3.500%	06/01/48	1,798	1,679,437
3.500%	02/01/52	4,320	3,976,537
3.500%	03/01/52	755	698,253
3.500%	05/01/52	2,296	2,101,180
3.500%	06/01/52	387	354,624
3.500%	01/01/53	1,609	1,472,204
4.000%	12/01/36	283	279,237
4.000%	10/01/41	948	924,339
4.000%	07/01/44	369	356,525
4.000%	09/01/44	592	572,370
4.000%	10/01/46	266	254,355

A26

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	06/01/47	262	$251,989
4.000%	09/01/47	97	93,114
4.000%	11/01/47	317	305,256
4.000%	11/01/47	420	405,042
4.000%	12/01/47	1,334	1,285,596
4.000%	03/01/49	2,705	2,596,909
4.000%	01/01/50	1,172	1,124,034
4.000%	05/01/50	1,657	1,582,403
4.000%	05/01/52	778	735,036
4.000%	06/01/52	7,289	6,904,536
4.000%	07/01/52	2,630	2,497,301
4.000%	07/01/52	5,874	5,551,803
4.000%	09/01/52	962	909,671
4.500%	TBA	8,500	8,240,803
4.500%	07/01/33	13	13,098
4.500%	08/01/33	3	3,431
4.500%	09/01/33	13	12,607
4.500%	10/01/33	32	32,449
4.500%	03/01/34	9	9,462
4.500%	01/01/35	1	833
4.500%	07/01/39	269	270,883
4.500%	08/01/39	185	185,851
4.500%	09/01/39	115	115,785
4.500%	12/01/39	2	1,825
4.500%	03/01/41	448	448,175
4.500%	06/01/50	549	537,957
4.500%	07/01/52	3,979	3,877,915
4.500%	08/01/52	1,113	1,084,568
4.500%	09/01/52	3,548	3,458,058
4.500%	12/01/52	1,792	1,749,645
4.500%	01/01/53	924	901,607
5.000%	03/01/34	67	68,041
5.000%	04/01/35	160	162,415
5.000%	06/01/35	39	39,796
5.000%	07/01/35	33	33,650
5.000%	07/01/35	43	44,002
5.000%	09/01/35	39	40,096
5.000%	11/01/35	37	37,541
5.000%	02/01/36	23	23,605
5.000%	05/01/40	2,636	2,663,350
5.000%	06/01/49	387	390,503
5.000%	08/01/52	369	367,578
5.000%	09/01/52	386	385,139
5.000%	10/01/52	1,632	1,626,077
5.000%	02/01/53	13,914	13,864,728
5.000%	04/01/53	2,685	2,675,196
5.500%	02/01/33	32	32,338
5.500%	08/01/33	64	65,120
5.500%	10/01/33	21	21,631
5.500%	12/01/33	16	16,356
5.500%	12/01/34	45	46,533
5.500%	10/01/35	68	70,425
5.500%	04/01/36	38	39,148
5.500%	01/01/37	24	25,360
5.500%	04/01/37	11	11,464
5.500%	05/01/37	69	72,237
5.500%	08/01/37	79	82,093
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	03/01/53	9,393	$9,510,434
5.500%	04/01/53	853	864,019
5.500%	09/01/53	508	513,926
5.500%	11/01/53	656	662,978
6.000%	10/01/33	70	71,979
6.000%	11/01/33	3	2,913
6.000%	11/01/33	5	5,224
6.000%	01/01/34	127	133,183
6.000%	02/01/34	32	32,872
6.000%	03/01/34	1	687
6.000%	03/01/34	8	8,679
6.000%	01/01/35	15	15,034
6.000%	01/01/35	36	36,632
6.000%	02/01/35	1	787
6.000%	02/01/35	58	59,253
6.000%	02/01/35	78	80,437
6.000%	04/01/35	5	5,728
6.000%	05/01/36	9	9,485
6.000%	06/01/36	10	10,406
6.000%	02/01/37	26	26,944
6.000%	06/01/37	10	9,969
6.000%	05/01/38	64	66,934
6.000%	01/01/53	5,237	5,366,354
6.000%	09/01/53	1,986	2,034,741
6.500%	09/01/32	1	621
6.500%	09/01/32	7	6,870
6.500%	09/01/32	9	8,935
6.500%	09/01/32	14	14,850
6.500%	10/01/32	15	15,069
6.500%	04/01/33	17	18,209
6.500%	11/01/33	15	15,132
6.500%	01/01/34	7	6,713
6.500%	09/01/34	21	22,170
6.500%	09/01/36	67	70,938
6.500%	10/01/36	9	9,497
6.500%	01/01/37	30	31,685
6.500%	01/01/37	35	36,512
6.500%	09/01/37	7	6,895
6.625%	11/15/30(k)	945	1,068,413
7.000%	02/01/32	5	4,900
7.000%	05/01/32	5	5,113
7.000%	06/01/32	3	3,192
7.000%	07/01/32	11	10,985
7.125%	01/15/30(kk)	3,600	4,076,367
Government National Mortgage Assoc.
2.000%	10/20/50	5,907	4,885,311
2.000%	01/20/51	1,970	1,629,491
2.000%	03/20/51	1,228	1,016,879
2.000%	07/20/51	1,343	1,110,212
2.500%	03/20/43	270	239,646
2.500%	12/20/46	249	219,812
2.500%	09/20/50	500	430,433
2.500%	10/20/50	2,283	1,971,899
2.500%	11/20/50	1,742	1,503,856
2.500%	02/20/51	3,440	2,969,638
2.500%	05/20/51	10,941	9,423,718
3.000%	03/15/45	246	221,319

A27

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	11/20/45	313	$284,555
3.000%	03/20/46	1,824	1,655,905
3.000%	07/20/46	1,192	1,079,734
3.000%	02/20/47	612	553,425
3.000%	12/20/49	120	107,672
3.000%	01/20/50	1,064	953,435
3.000%	06/20/51	282	252,015
3.000%	10/20/51	3,733	3,335,899
3.000%	11/20/51	1,090	974,162
3.000%	12/20/51	1,257	1,124,234
3.500%	12/20/42	608	576,944
3.500%	05/20/43	125	117,995
3.500%	03/20/45	381	355,982
3.500%	04/20/45	512	478,412
3.500%	07/20/46	1,765	1,631,506
3.500%	04/20/47	1,765	1,625,202
3.500%	06/20/49	2,679	2,466,905
3.500%	08/20/49	1,265	1,162,390
3.500%	03/20/50	1,781	1,639,236
3.500%	06/20/50	249	228,829
3.500%	08/20/50	274	250,955
3.500%	01/20/51	3,559	3,273,298
3.500%	04/20/51	822	755,736
3.500%	01/20/52	2,647	2,434,558
3.500%	02/20/52	4,937	4,526,826
4.000%	06/15/40	47	44,872
4.000%	05/20/41	90	87,190
4.000%	12/20/42	234	226,793
4.000%	08/20/44	83	80,247
4.000%	11/20/45	400	384,222
4.000%	12/20/45	442	423,659
4.000%	11/20/46	94	90,061
4.000%	09/20/47	1,213	1,160,520
4.000%	04/20/48	828	789,769
4.000%	02/20/49	675	644,959
4.000%	04/20/49	5,095	4,894,809
4.000%	01/20/50	1,319	1,255,362
4.000%	02/20/50	901	859,060
4.000%	07/20/50	1,466	1,395,009
4.000%	06/20/52	1,663	1,580,467
4.000%	08/20/52	1,737	1,649,889
4.500%	04/15/40	162	161,151
4.500%	01/20/41	420	422,294
4.500%	02/20/41	253	254,588
4.500%	06/20/44	273	271,389
4.500%	09/20/46	142	141,314
4.500%	11/20/46	255	252,971
4.500%	03/20/47	202	200,680
4.500%	05/20/48	205	202,392
4.500%	06/20/48	265	262,422
4.500%	08/20/48	880	870,503
4.500%	10/20/52	3,800	3,712,155
5.000%	10/20/37	53	54,755
5.000%	04/20/45	253	257,697
5.000%	03/20/53	1,885	1,885,633
5.000%	09/20/54	2,574	2,563,419
5.000%	11/20/54	1,492	1,486,146
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	12/20/54	624	$621,222
5.500%	11/15/32	12	11,979
5.500%	02/15/33	16	16,477
5.500%	08/15/33	36	36,479
5.500%	08/15/33	50	50,790
5.500%	09/15/33	26	26,209
5.500%	10/15/33	26	26,437
5.500%	12/15/33	3	2,568
5.500%	04/15/34	96	99,408
5.500%	07/15/35	22	22,932
5.500%	02/15/36	64	66,197
5.500%	12/20/52	2,532	2,568,648
5.500%	05/20/53	1,898	1,922,978
5.500%	12/20/54	5,822	5,873,177
6.000%	02/15/33	1	1,137
6.000%	04/15/33	9	9,527
6.000%	09/15/33	6	6,277
6.000%	12/15/33	14	14,642
6.000%	12/15/33	39	40,116
6.000%	01/15/34	8	7,886
6.000%	01/15/34	11	11,025
6.000%	06/20/34	24	25,214
6.000%	07/15/34	55	57,551
6.000%	10/15/34	63	65,776
6.000%	06/20/54	3,464	3,533,620
6.000%	07/20/54	3,353	3,418,930
6.000%	08/20/54	796	811,675
6.500%	12/15/30	1	1,167
6.500%	01/15/32	6	6,689
6.500%	02/15/32	5	4,802
6.500%	07/15/32	10	10,698
6.500%	08/15/32	3	2,589
6.500%	08/15/32	5	5,183
6.500%	08/15/32	13	13,111
6.500%	08/15/32	66	67,769
6.500%	06/15/35	10	9,885
6.500%	07/15/35	5	5,091
7.000%	06/20/54	3,381	3,480,710
7.000%	07/20/54	1,888	1,942,978
7.000%	08/20/54	940	970,897
7.000%	11/20/54	746	767,150
7.000%	01/20/55	1,000	1,027,825
7.000%	02/20/55	2,000	2,055,977
7.000%	03/20/55	2,000	2,055,651
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	450	390,653
5.250%	02/01/55	2,280	2,279,781
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	110	75,191

Total U.S. Government Agency Obligations (cost $505,676,007)			489,553,316
U.S. Treasury Obligations — 1.0%
U.S. Treasury Bonds
1.625%	11/15/50	1,070	574,122
3.250%	05/15/42	6,455	5,423,209
4.750%	11/15/43	8,935	9,029,934

A28

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.750%	02/15/45	2,235	$2,249,318
4.750%	05/15/55	290	290,906
U.S. Treasury Notes
3.250%	06/30/27	8,155	8,102,120
3.625%	09/30/30	1,325	1,318,271
3.875%	09/30/32	30	29,902
4.500%	12/31/31	7,040	7,284,750
4.625%	06/15/27(k)	9,140	9,285,669
U.S. Treasury Strips Coupon
2.365%(s)	08/15/44	3,095	1,220,275
3.364%(s)	11/15/41(k)	13,850	6,392,385
4.728%(s)	11/15/43	426	174,916
4.928%(s)	11/15/45	235	86,906
5.331%(s)	02/15/40	405	206,639

Total U.S. Treasury Obligations (cost $53,630,612)			51,669,322

Total Long-Term Investments (cost $3,559,794,666)			4,940,619,829

	Shares
Short-Term Investments — 7.3%
Affiliated Mutual Funds — 7.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wa)	276,109,237	276,109,237
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $105,307,835; includes $105,024,250 of cash collateral for securities on loan)(b)(wa)	105,447,247	105,383,979

Total Affiliated Mutual Funds (cost $381,417,072)		381,493,216

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
3.965%	12/11/25	50	49,620
(cost $49,613)

Options Purchased*~ — 0.0%
(cost $2,956)	88

Total Short-Term Investments (cost $381,469,641)	381,542,924

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—101.8% (cost $3,941,264,307)	5,322,162,753

Value
Option Written*~ — (0.0)%
(premiums received $15)	$(19)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—101.8% (cost $3,941,264,292)	5,322,162,734

Liabilities in excess of other assets(z) — (1.8)%	(92,831,866)

Net Assets — 100.0%	$5,229,330,868

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

A29

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $617,059 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $102,536,189; cash collateral of $105,024,250 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/14/25	$(5,000)		$(4,028,822)
Federal National Mortgage Assoc.	5.500%	TBA	10/14/25	(10,500)		(10,586,499)
Government National Mortgage Assoc.	3.000%	TBA	10/20/25	(7,500)		(6,694,321)
Government National Mortgage Assoc.	5.500%	TBA	10/20/25	(3,000)		(3,022,327)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $24,201,797)						$(24,331,969)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		6		15	$38
(cost $85)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		1,290	$17
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		2,580	33
Total OTC Traded (cost $2,871)									$50
Total Options Purchased (cost $2,956)									$88
A30

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25		3		8	$(19)
(premiums received $15)
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
271	2 Year U.S. Treasury Notes	Dec. 2025	$56,475,977	$47,943
521	5 Year U.S. Treasury Notes	Dec. 2025	56,890,757	40,274
561	10 Year U.S. Treasury Notes	Dec. 2025	63,112,500	149,449
172	10 Year U.S. Ultra Treasury Notes	Dec. 2025	19,793,438	223,223
827	20 Year U.S. Treasury Bonds	Dec. 2025	96,423,031	2,228,955
560	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	67,235,000	1,176,624
3	Mini MSCI EAFE Index	Dec. 2025	417,795	(377)
1	S&P 500 E-Mini Index	Dec. 2025	336,938	3,002
				3,869,093
Short Positions:
6	5 Year Euro-Bobl	Dec. 2025	829,889	1,368
2	10 Year Euro-Bund	Dec. 2025	301,895	(2)
				1,366
				$3,870,459
Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/25	MSI	GBP	7,278	$9,847,092	$9,788,259	$—	$(58,833)
Euro,
Expiring 10/02/25	BNY	EUR	84,173	99,351,326	98,835,366	—	(515,960)
				$109,198,418	$108,623,625	—	(574,793)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/25	MSI	GBP	7,278	$9,834,465	$9,788,259	$46,206	$—
Expiring 11/05/25	MSI	GBP	7,278	9,848,635	9,789,839	58,796	—
Euro,
Expiring 10/02/25	BNY	EUR	84,173	98,740,315	98,835,367	—	(95,052)
Expiring 11/05/25	BNY	EUR	84,173	99,554,856	99,041,829	513,027	—
Expiring 11/05/25	CITI	EUR	1,560	1,836,395	1,835,112	1,283	—
				$219,814,666	$219,290,406	619,312	(95,052)
						$619,312	$(669,845)
A31

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreements outstanding at September 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	$(19,623)	$35,911	$(55,534)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	(19,623)	35,028	(54,651)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	3,000	(19,622)	39,404	(59,026)	BARC
				$(58,868)	$110,343	$(169,211)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		2,110	0.329%	$62,326	$54,907	$7,419	GSI
Bank of America Corp.	12/20/25	1.000%(Q)		2,000	0.222%	3,964	3,152	812	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		2,000	0.251%	3,836	3,196	640	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		4,955	0.305%	42,656	41,710	946	GSI
Hellenic Republic	06/20/27	1.000%(Q)		435	0.137%	6,426	5,217	1,209	BARC
Hellenic Republic	12/20/27	1.000%(Q)		325	0.165%	5,927	4,563	1,364	BARC
Kingdom of Norway	12/20/25	—%(Q)		4,390	0.033%	(322)	(476)	154	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		80	0.251%	301	288	13	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		80	0.261%	443	423	20	CITI
Morgan Stanley	12/20/25	1.000%(Q)		2,000	0.227%	3,942	3,152	790	GSI
Republic of France	06/20/27	0.250%(Q)		810	0.145%	1,482	1,703	(221)	BARC
Republic of France	06/20/35	0.250%(Q)		585	0.701%	(21,131)	(20,081)	(1,050)	BARC
Republic of France	06/20/35	0.250%(Q)		380	0.701%	(13,726)	(13,483)	(243)	BARC
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	4,130	0.150%	1,384	1,490	(106)	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	1,775	0.170%	1,337	1,961	(624)	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		830	0.142%	5,310	4,303	1,007	GSI
						$104,155	$92,025	$12,130
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling
A32

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
17,045	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.240%	$—	$(109,344)	$(109,344)
2,250	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.240%	416	(23,086)	(23,502)
2,685	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.240%	1,225,614	1,231,222	5,608
				$1,226,030	$1,098,792	$(127,238)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.700%	JPM	03/17/26	(7,420)	$127,131	$—	$127,131
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.320%	JPM	01/16/26	20,385	339,000	—	339,000
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.320%	GSI	01/26/26	17,470	224,446	—	224,446
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.320%	JPM	01/27/26	17,675	415,192	—	415,192
					$1,105,769	$—	$1,105,769
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A33